Insurance Contract Liabilities - Risk adjustment for non-financial risk (Details)	Dec. 31, 2025	Dec. 31, 2024
Insurance Contract Liabilities
Confidence level used to determine risk adjustment for non-financial risk	85.10%	84.60%